Service Concession Arrangements - Summary of Service Concession Arrangements (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩)
Disclosure of detailed information about service concession arrangements [line items]
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	₩ 643,581
Less than 1 year
Disclosure of detailed information about service concession arrangements [line items]
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	31,653
1~2 Years
Disclosure of detailed information about service concession arrangements [line items]
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	31,800
2~3 Years
Disclosure of detailed information about service concession arrangements [line items]
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	31,728
Over 3 years
Disclosure of detailed information about service concession arrangements [line items]
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	₩ 548,400